Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 0.4%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(1)(2)(3)	32,029,863	$ 8,327,765
		$ 8,327,765
Entertainment & Film — 0.2%
GFL Environmental, Inc.	300,300	$ 9,267,257
		$ 9,267,257
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Leisure — 0.0%(4)
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 89,964
		$ 89,964
Technology — 0.0%(4)
Riverbed Technology, Inc.(2)(5)	157,965	$ 79,377
		$ 79,377
Total Common Stocks (identified cost $9,832,298)		$ 17,764,363

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$19,532	$ 15,137,824
Total Convertible Bonds (identified cost $17,440,705)		$ 15,137,824

Convertible Preferred Stocks — 0.4%
Security	Shares	Value
Entertainment & Film — 0.2%
GFL Environmental, Inc., 6.00%	98,016	$ 6,729,779
		$ 6,729,779
Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$ 10,732,673
		$ 10,732,673
Technology — 0.0%(4)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	126,256	$ 63,759
		$ 63,759
Total Convertible Preferred Stocks (identified cost $20,062,795)		$ 17,526,211

Corporate Bonds — 88.8%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.4%
Bombardier, Inc.:
7.125%, 6/15/26(6)	7,440	$ 7,432,188
7.875%, 4/15/27(6)	6,477	6,480,094
BWX Technologies, Inc.:
4.125%, 6/30/28(6)	8,345	7,540,006
4.125%, 4/15/29(6)	7,093	6,356,281
Moog, Inc., 4.25%, 12/15/27(6)	10,223	9,494,458
Rolls-Royce PLC, 5.75%, 10/15/27(6)	28,737	27,984,378
Science Applications International Corp., 4.875%, 4/1/28(6)	12,585	11,813,539
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	3,580	3,014,459
9.375%, 11/30/29(6)	8,186	8,906,532
TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	4,979,489
TransDigm, Inc.:
4.625%, 1/15/29	11,770	10,635,137
5.50%, 11/15/27	18,419	17,610,237
6.25%, 3/15/26(6)	16,947	16,960,180
6.375%, 6/15/26	9,600	9,492,480
7.50%, 3/15/27	7,253	7,319,002
		$ 156,018,460
Air Transportation — 0.8%
United Airlines, Inc.:
4.375%, 4/15/26(6)	8,188	$ 7,782,898
4.625%, 4/15/29(6)	10,596	9,681,303
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(6)	22,901	20,231,888
		$ 37,696,089

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts — 3.2%
Ford Motor Co.:
3.25%, 2/12/32	26,385	$ 20,974,943
4.75%, 1/15/43	17,531	13,704,826
7.45%, 7/16/31	4,673	5,018,853
9.625%, 4/22/30	2,055	2,421,293
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	4,218	3,633,831
3.37%, 11/17/23	4,486	4,384,837
3.625%, 6/17/31	6,330	5,273,403
3.815%, 11/2/27	18,089	16,347,572
4.00%, 11/13/30	9,839	8,606,223
4.125%, 8/17/27	23,978	22,150,637
4.271%, 1/9/27	4,368	4,087,715
5.113%, 5/3/29	5,476	5,197,258
5.125%, 6/16/25	9,083	8,936,715
5.584%, 3/18/24	1,976	1,964,067
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	6,304	5,561,609
5.25%, 7/15/31	7,987	6,759,198
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)	10,675	7,941,773
Wheel Pros, Inc., 6.50%, 5/15/29(6)	10,984	4,445,876
		$ 147,410,629
Banking & Thrifts — 0.3%
SVB Financial Group, 4.10% to 2/15/31(7)(8)	18,860	$ 14,097,850
		$ 14,097,850
Broadcasting — 1.7%
Audacy Capital Corp., 6.75%, 3/31/29(6)	16,478	$ 2,824,164
Playtika Holding Corp., 4.25%, 3/15/29(6)	14,461	12,026,057
Sirius XM Radio, Inc.:
3.125%, 9/1/26(6)	9,505	8,569,189
3.875%, 9/1/31(6)	9,550	7,884,766
4.125%, 7/1/30(6)	10,958	9,410,895
5.00%, 8/1/27(6)	14,487	13,728,606
Townsquare Media, Inc., 6.875%, 2/1/26(6)	10,374	9,721,315
Univision Communications, Inc., 7.375%, 6/30/30(6)	14,042	13,788,726
		$ 77,953,718
Building Materials — 2.1%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)	20,950	$ 18,055,183
5.00%, 3/1/30(6)	7,586	7,084,108
Masonite International Corp., 5.375%, 2/1/28(6)	10,664	9,993,608
Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(6)		11,946	$ 9,946,478
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(6)		25,290	23,122,268
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	2,250	2,131,949
3.375%, 1/15/31(6)		1,448	1,151,866
4.375%, 7/15/30(6)		19,589	16,767,614
4.75%, 1/15/28(6)		5,000	4,691,825
5.00%, 2/15/27(6)		3,894	3,695,181
			$ 96,640,080
Cable & Satellite TV — 2.3%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)		9,055	$ 7,554,134
4.50%, 8/15/30(6)		46,569	39,845,601
4.75%, 3/1/30(6)		23,215	20,313,125
4.75%, 2/1/32(6)		10,825	9,216,459
5.375%, 6/1/29(6)		4,414	4,087,872
6.375%, 9/1/29(6)		17,313	16,726,868
DISH Network Corp., 11.75%, 11/15/27(6)		10,514	10,941,026
			$ 108,685,085
Capital Goods — 1.2%
Chart Industries, Inc., 9.50%, 1/1/31(6)		14,266	$ 14,906,115
Madison IAQ, LLC, 5.875%, 6/30/29(6)		19,482	15,486,437
Patrick Industries, Inc.:
4.75%, 5/1/29(6)		11,623	9,952,078
7.50%, 10/15/27(6)		1,955	1,937,356
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(6)		13,918	12,558,490
			$ 54,840,476
Chemicals — 2.3%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(6)		11,981	$ 10,279,450
Avient Corp., 7.125%, 8/1/30(6)		8,940	9,017,989
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,208	24,623,627
NOVA Chemicals Corp.:
4.25%, 5/15/29(6)		12,262	10,530,606
4.875%, 6/1/24(6)		4,122	4,065,178
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(6)		11,561	10,513,923
SPCM S.A.:
2.625%, 2/1/29(9)	EUR	3,944	3,697,272
2.625%, 2/1/29(6)	EUR	1,150	1,078,058

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Valvoline, Inc., 4.25%, 2/15/30(6)		17,669	$ 17,393,540
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(6)		12,574	11,681,875
5.625%, 10/1/24(6)		2,019	2,010,934
			$ 104,892,452
Consumer Products — 0.9%
Diamond BC B.V., 4.625%, 10/1/29(6)		8,280	$ 6,975,652
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		9,750	8,505,120
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(9)	EUR	7,400	6,601,157
Spectrum Brands, Inc., 5.50%, 7/15/30(6)		4,077	3,707,461
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		18,257	15,065,037
			$ 40,854,427
Containers — 0.9%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(9)	EUR	3,900	$ 3,312,453
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(6)		14,734	12,252,500
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,358,736
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,091,713
Sealed Air Corp., 6.125%, 2/1/28(6)		5,092	5,142,411
Trivium Packaging Finance B.V., 5.50%, 8/15/26(6)		10,000	9,612,200
			$ 39,770,013
Diversified Financial Services — 3.4%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(6)		9,924	$ 10,252,088
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		15,568	12,853,330
Bread Financial Holdings, Inc., 4.75%, 12/15/24(6)		10,508	9,551,037
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		14,850	13,434,275
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(6)		7,357	6,629,687
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		8,006	7,908,327
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(6)		17,156	15,339,153
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(6)		12,728	10,643,078
MSCI, Inc., 3.875%, 2/15/31(6)		17,320	15,308,109
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(6)		12,525	11,996,069
PRA Group, Inc., 7.375%, 9/1/25(6)		14,462	14,360,039
PROG Holdings, Inc., 6.00%, 11/15/29(6)		10,891	9,244,444
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(6)		5,000	4,464,450
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.: (continued)
3.625%, 3/1/29(6)	15,487	$ 13,086,050
4.00%, 10/15/33(6)	1,960	1,556,955
		$ 156,627,091
Diversified Media — 1.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(6)	5,584	$ 4,698,015
6.125%, 12/1/28(6)	7,713	6,506,918
Cars.com, Inc., 6.375%, 11/1/28(6)	15,581	14,467,114
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(6)	12,883	11,700,920
7.75%, 4/15/28(6)	3,440	2,932,600
CMG Media Corp., 8.875%, 12/15/27(6)	15,406	12,041,561
Match Group Holdings II, LLC, 3.625%, 10/1/31(6)	11,518	9,258,111
National CineMedia, LLC:
5.75%, 8/15/26	12,070	455,763
5.875%, 4/15/28(6)	15,402	4,332,043
Urban One, Inc., 7.375%, 2/1/28(6)	9,378	8,541,811
		$ 74,934,856
Energy — 10.7%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%), 10/1/25(10)	23,440	$ 23,440,396
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	7,695	7,666,836
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(6)	17,535	17,030,956
Callon Petroleum Co.:
7.50%, 6/15/30(6)	5,657	5,480,530
8.00%, 8/1/28(6)	8,188	8,198,112
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	16,689	14,989,559
4.50%, 10/1/29	10,945	10,284,032
Cheniere Energy, Inc., 4.625%, 10/15/28	15,118	14,413,577
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(6)	8,181	7,502,585
CVR Energy, Inc., 5.75%, 2/15/28(6)	18,358	16,822,170
DT Midstream, Inc., 4.125%, 6/15/29(6)	12,661	11,130,728
Energy Transfer, L.P., 5.00%, 5/15/50	8,980	7,851,883
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(6)	13,348	11,724,616
4.75%, 1/15/31(6)	10,843	9,186,054
6.00%, 7/1/25(6)	2,269	2,236,315

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
EQM Midstream Partners, L.P.: (continued)
6.50%, 7/1/27(6)	6,208	$ 6,103,954
7.50%, 6/1/30(6)	9,265	9,265,324
Kinetik Holdings, L.P., 5.875%, 6/15/30(6)	17,417	16,569,402
Nabors Industries, Ltd., 9.00%, 2/1/25(6)	10,914	11,133,943
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	25,993	25,699,149
New Fortress Energy, Inc., 6.50%, 9/30/26(6)	20,247	18,658,013
Occidental Petroleum Corp.:
6.20%, 3/15/40	4,187	4,235,735
6.45%, 9/15/36	12,234	12,883,197
8.50%, 7/15/27	17,429	19,302,443
8.875%, 7/15/30	14,937	17,608,333
Parkland Corp.:
4.50%, 10/1/29(6)	4,534	3,895,416
4.625%, 5/1/30(6)	15,192	13,078,440
Permian Resources Operating, LLC:
5.875%, 7/1/29(6)	17,088	16,039,267
7.75%, 2/15/26(6)	11,543	11,553,966
Precision Drilling Corp.:
6.875%, 1/15/29(6)	7,086	6,833,561
7.125%, 1/15/26(6)	4,397	4,359,915
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(6)	12,620	11,941,675
Southwestern Energy Co., 4.75%, 2/1/32	15,141	13,365,869
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	3,737	3,386,002
4.50%, 4/30/30	17,021	15,185,711
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	16,150	14,295,092
Tap Rock Resources, LLC, 7.00%, 10/1/26(6)	21,630	20,505,132
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	7,024	7,015,372
Transocean, Inc., 8.75%, 2/15/30(6)	5,749	5,935,124
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(6)	11,144	9,934,653
4.125%, 8/15/31(6)	9,904	8,794,802
Weatherford International, Ltd., 8.625%, 4/30/30(6)	11,736	11,861,223
Western Midstream Operating, L.P., 4.30%, 2/1/30	9,985	9,159,041
		$ 496,558,103
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(6)	15,025	$ 12,334,022
5.875%, 3/15/26(6)	4,218	3,793,564
8.75%, 5/1/25(6)	3,076	3,136,176
		$ 19,263,762
Security	Principal Amount* (000's omitted)	Value
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(6)	4,075	$ 3,936,572
5.125%, 7/15/29(6)	4,445	4,273,201
6.375%, 2/1/31(6)	2,506	2,555,744
Covanta Holding Corp.:
4.875%, 12/1/29(6)	15,831	13,854,421
5.00%, 9/1/30	6,610	5,638,229
GFL Environmental, Inc.:
3.50%, 9/1/28(6)	17,515	15,642,471
3.75%, 8/1/25(6)	7,155	6,808,161
4.25%, 6/1/25(6)	11,354	10,961,572
4.75%, 6/15/29(6)	21,153	19,120,091
		$ 82,790,462
Food & Drug Retail — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(6)	21,488	$ 19,794,878
5.875%, 2/15/28(6)	7,375	7,217,212
7.50%, 3/15/26(6)	4,000	4,107,267
Arko Corp., 5.125%, 11/15/29(6)	21,544	17,113,800
Ingles Markets, Inc., 4.00%, 6/15/31(6)	9,480	8,179,429
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,235	1,133,156
5.625%, 5/1/27	10,031	9,861,576
		$ 67,407,318
Food, Beverage & Tobacco — 2.4%
BellRing Brands, Inc., 7.00%, 3/15/30(6)	22,672	$ 22,534,205
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(6)	11,326	11,125,983
Darling Ingredients, Inc., 6.00%, 6/15/30(6)	8,243	8,212,212
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	9,153	8,598,250
Performance Food Group, Inc.:
4.25%, 8/1/29(6)	24,007	21,453,616
6.875%, 5/1/25(6)	4,425	4,463,719
Pilgrim's Pride Corp., 3.50%, 3/1/32(6)	23,928	19,527,880
US Foods, Inc., 4.75%, 2/15/29(6)	16,081	14,731,552
		$ 110,647,417
Gaming — 2.9%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(6)	5,260	$ 4,504,717
6.25%, 7/1/25(6)	12,288	12,252,955

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
Caesars Entertainment, Inc.: (continued)
7.00%, 2/15/30(6)(11)		6,530	$ 6,652,437
8.125%, 7/1/27(6)		23,616	23,995,863
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(6)		15,610	14,811,470
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(6)		7,727	6,829,702
6.75%, 1/15/30(6)		14,562	12,104,226
International Game Technology PLC:
5.25%, 1/15/29(6)		5,000	4,804,775
6.25%, 1/15/27(6)		10,017	10,029,070
6.50%, 2/15/25(6)		5,280	5,341,354
Jacobs Entertainment, Inc., 6.75%, 2/15/29(6)		16,811	15,659,615
Scientific Games International, Inc., 7.00%, 5/15/28(6)		16,866	16,720,083
			$ 133,706,267
Healthcare — 9.2%
AdaptHealth, LLC:
4.625%, 8/1/29(6)		4,011	$ 3,494,985
5.125%, 3/1/30(6)		5,952	5,304,646
6.125%, 8/1/28(6)		6,030	5,722,404
Athenahealth Group, Inc., 6.50%, 2/15/30(6)		21,339	17,706,616
Avantor Funding, Inc., 3.875%, 7/15/28(9)	EUR	5,850	5,903,569
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(6)		10,924	9,040,102
Centene Corp.:
3.00%, 10/15/30		15,528	13,299,887
3.375%, 2/15/30		28,751	25,319,856
4.25%, 12/15/27		7,680	7,376,333
4.625%, 12/15/29		13,039	12,403,870
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(6)(12)		6,987	5,973,885
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)(12)		15,196	11,945,576
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(6)		14,514	12,641,839
HCA, Inc.:
5.625%, 9/1/28		8,537	8,693,041
5.875%, 2/15/26		8,250	8,400,917
HealthEquity, Inc., 4.50%, 10/1/29(6)		12,012	10,769,359
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(6)		9,800	10,020,843
IQVIA, Inc.:
2.25%, 3/15/29(9)	EUR	6,633	6,084,483
5.00%, 5/15/27(6)		5,124	4,978,938
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(6)		6,907	6,053,778
LifePoint Health, Inc., 5.375%, 1/15/29(6)		23,813	15,936,032
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Medline Borrower, L.P., 5.25%, 10/1/29(6)	35,802	$ 30,027,324
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(6)	7,580	6,579,365
ModivCare, Inc., 5.875%, 11/15/25(6)	14,524	14,057,344
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)	17,921	15,435,626
3.875%, 5/15/32(6)	7,551	6,341,443
Option Care Health, Inc., 4.375%, 10/31/29(6)	17,402	15,055,719
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(6)	10,855	9,816,122
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(6)	13,388	10,918,676
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30	16,473	14,476,637
4.90%, 12/15/44	2,054	1,532,777
PRA Health Sciences, Inc., 2.875%, 7/15/26(6)	3,107	2,847,053
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)	5,120	4,497,485
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	18,643	12,308,075
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,305	2,052,395
4.625%, 9/1/24	1,949	1,921,374
4.875%, 1/1/26	11,694	11,403,112
5.125%, 11/1/27	11,694	11,268,455
6.125%, 10/1/28	15,216	14,245,219
6.875%, 11/15/31	8,334	7,690,457
US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)	24,976	22,629,505
Varex Imaging Corp., 7.875%, 10/15/27(6)	7,769	7,737,613
		$ 429,912,735
Homebuilders & Real Estate — 3.7%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(6)	10,327	$ 9,081,202
5.75%, 5/15/26(6)	4,906	4,673,873
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)	10,253	9,787,463
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(6)	15,233	13,657,299
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)	16,834	16,575,177
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(6)	12,698	9,722,317
6.00%, 4/15/25(6)	12,725	12,451,985
KB Home:
4.00%, 6/15/31	751	627,099
4.80%, 11/15/29	4,873	4,378,391

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate (continued)
M/I Homes, Inc., 4.95%, 2/1/28		10,706	$ 9,888,811
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(6)		5,545	4,768,783
6.25%, 6/15/25(6)		8,819	8,880,645
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(6)		6,217	6,037,453
5.875%, 6/15/27(6)		10,898	10,723,305
TopBuild Corp., 4.125%, 2/15/32(6)		16,235	13,791,795
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(6)		2,441	2,258,341
4.50%, 9/1/26(6)		6,735	6,427,682
4.625%, 12/1/29(6)		8,800	8,206,251
5.625%, 5/1/24(6)		11,505	11,495,033
5.75%, 2/1/27(6)		4,084	4,067,460
Vivion Investments S.a.r.l., 3.00%, 8/8/24(9)	EUR	5,000	4,597,830
			$ 172,098,195
Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)		11,642	$ 10,907,157
BroadStreet Partners, Inc., 5.875%, 4/15/29(6)		15,124	13,381,034
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)		11,039	10,856,360
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(6)		11,074	11,258,876
			$ 46,403,427
Leisure — 2.8%
Life Time, Inc.:
5.75%, 1/15/26(6)		12,585	$ 12,111,049
8.00%, 4/15/26(6)		7,138	6,941,705
Lindblad Expeditions, LLC, 6.75%, 2/15/27(6)		12,088	11,869,630
NCL Corp., Ltd.:
3.625%, 12/15/24(6)		2,872	2,699,881
5.875%, 3/15/26(6)		6,558	5,680,802
5.875%, 2/15/27(6)		5,378	5,007,590
7.75%, 2/15/29(6)		4,500	3,875,468
NCL Finance, Ltd., 6.125%, 3/15/28(6)		8,824	7,182,780
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(6)		13,833	14,697,562
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(6)		11,950	10,816,513
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)		13,899	12,991,134
Viking Cruises, Ltd.:
5.875%, 9/15/27(6)		23,162	19,766,219
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Viking Cruises, Ltd.: (continued)
6.25%, 5/15/25(6)	8,680	$ 7,935,792
7.00%, 2/15/29(6)	6,622	5,769,782
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	3,628,597
		$ 130,974,504
Metals & Mining — 1.8%
Eldorado Gold Corp., 6.25%, 9/1/29(6)	13,023	$ 11,951,374
First Quantum Minerals, Ltd., 7.50%, 4/1/25(6)	11,684	11,519,645
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	13,474,547
Hudbay Minerals, Inc.:
4.50%, 4/1/26(6)	9,000	8,303,580
6.125%, 4/1/29(6)	5,478	5,065,397
New Gold, Inc., 7.50%, 7/15/27(6)	16,860	15,670,379
Novelis Corp.:
3.25%, 11/15/26(6)	6,885	6,242,388
4.75%, 1/30/30(6)	15,432	13,989,339
		$ 86,216,649
Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(6)	17,646	$ 16,491,069
		$ 16,491,069
Publishing & Printing — 0.8%
LABL, Inc.:
5.875%, 11/1/28(6)	5,099	$ 4,617,782
8.25%, 11/1/29(6)	10,223	8,593,709
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(6)	6,483	5,705,653
8.00%, 8/1/29(6)	22,939	19,704,716
		$ 38,621,860
Restaurant — 1.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(6)	17,005	$ 15,567,652
4.00%, 10/15/30(6)	21,200	18,074,166
4.375%, 1/15/28(6)	7,702	7,097,182
5.75%, 4/15/25(6)	2,861	2,860,284
Dave & Buster's, Inc., 7.625%, 11/1/25(6)	22,970	23,373,124
IRB Holding Corp., 7.00%, 6/15/25(6)	7,551	7,586,792
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	10,832,613
		$ 85,391,813

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services — 5.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	12,065	$ 11,243,675
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(6)	16,803	16,198,008
9.75%, 7/15/27(6)	14,398	13,769,167
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(6)	7,816	6,722,346
APi Group DE, Inc., 4.75%, 10/15/29(6)	14,613	13,050,703
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	26,310	24,689,041
Clarivate Science Holdings Corp., 4.875%, 7/1/29(6)	9,346	8,236,349
Gartner, Inc.:
3.625%, 6/15/29(6)	4,186	3,765,684
3.75%, 10/1/30(6)	8,478	7,525,073
4.50%, 7/1/28(6)	8,049	7,656,571
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	21,286	21,037,263
Hertz Corp. (The):
4.625%, 12/1/26(6)	2,214	1,973,228
5.00%, 12/1/29(6)	17,844	14,609,953
Korn Ferry, 4.625%, 12/15/27(6)	12,207	11,487,336
Sabre GLBL, Inc.:
9.25%, 4/15/25(6)	11,475	11,788,497
11.25%, 12/15/27(6)	8,182	8,678,034
SRS Distribution, Inc.:
6.00%, 12/1/29(6)	11,046	9,451,565
6.125%, 7/1/29(6)	12,045	10,373,937
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(6)	14,099	11,624,252
Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	13,390	12,963,912
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	21,413	19,786,006
WESCO Distribution, Inc., 7.25%, 6/15/28(6)	7,946	8,151,057
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	4,497	4,100,717
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(13)	6,938	6,340,257
		$ 265,222,631
Steel — 1.0%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$ 9,340,283
ATI, Inc., 5.875%, 12/1/27	2,447	2,363,759
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	5,508	5,409,486
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	9,527	9,694,008
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	12,801	12,195,961
TMS International Corp., 6.25%, 4/15/29(6)	11,257	8,520,630
		$ 47,524,127
Security	Principal Amount* (000's omitted)		Value
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(6)		5,184	$ 4,581,204
4.75%, 3/1/30		8,395	7,353,758
5.00%, 2/15/32(6)		2,178	1,881,193
Bath & Body Works, Inc.:
6.625%, 10/1/30(6)		3,425	3,351,362
6.75%, 7/1/36		3,883	3,516,852
6.875%, 11/1/35		1,677	1,530,502
6.95%, 3/1/33		9,848	8,820,509
7.60%, 7/15/37		4,391	3,850,935
9.375%, 7/1/25(6)		1,599	1,713,193
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(6)(11)		10,695	10,539,281
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)		10,459	9,212,026
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)		7,199	6,220,512
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(6)		13,822	11,427,822
Lithia Motors, Inc.:
3.875%, 6/1/29(6)		6,549	5,573,788
4.375%, 1/15/31(6)		9,784	8,342,523
4.625%, 12/15/27(6)		3,872	3,605,471
Metis Merger Sub, LLC, 6.50%, 5/15/29(6)		13,927	11,888,575
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)		10,291	9,533,874
7.75%, 2/15/29(6)		17,595	17,317,276
Sonic Automotive, Inc.:
4.625%, 11/15/29(6)		11,575	9,635,030
4.875%, 11/15/31(6)		9,394	7,515,200
Victoria's Secret & Co., 4.625%, 7/15/29(6)		18,554	15,440,268
			$ 162,851,154
Technology — 5.1%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)		8,750	$ 7,787,500
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(6)		17,280	15,651,274
4.00%, 7/1/29(6)		7,232	6,489,491
Ciena Corp., 4.00%, 1/31/30(6)		9,145	8,013,901
Clarios Global, L.P., 6.75%, 5/15/25(6)		3,642	3,668,295
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	23,968	24,944,844
8.50%, 5/15/27(6)		15,107	15,067,826
Coherent Corp., 5.00%, 12/15/29(6)		10,761	9,788,569
Fair Isaac Corp., 4.00%, 6/15/28(6)		13,114	12,193,004
Imola Merger Corp., 4.75%, 5/15/29(6)		20,535	17,895,020
McAfee Corp, 7.375%, 2/15/30(6)		11,715	9,747,434

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
NCR Corp.:
5.125%, 4/15/29(6)		7,077	$ 6,173,934
5.25%, 10/1/30(6)		4,173	3,613,259
ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	13,002,033
Open Text Corp., 3.875%, 2/15/28(6)		7,623	6,634,030
Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	5,624,479
Presidio Holdings, Inc.:
4.875%, 2/1/27(6)		1,858	1,730,067
8.25%, 2/1/28(6)		22,823	21,976,723
Seagate HDD Cayman:
4.091%, 6/1/29		3,423	3,037,912
9.625%, 12/1/32(6)		7,137	8,090,646
Sensata Technologies B.V., 5.00%, 10/1/25(6)		593	587,206
Sensata Technologies, Inc., 3.75%, 2/15/31(6)		10,754	9,142,915
Viavi Solutions, Inc., 3.75%, 10/1/29(6)		8,715	7,615,603
VM Consolidated, Inc., 5.50%, 4/15/29(6)		18,612	17,164,917
			$ 235,640,882
Telecommunications — 4.6%
Altice France S.A.:
5.125%, 7/15/29(6)		7,505	$ 5,900,506
5.50%, 1/15/28(6)		6,163	5,129,280
8.125%, 2/1/27(6)		13,848	12,999,394
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)		25,353	24,274,990
DKT Finance ApS, 9.375%, 6/17/23(6)		7,695	7,699,925
Iliad Holding SASU:
5.125%, 10/15/26(9)	EUR	300	311,707
6.50%, 10/15/26(6)		13,075	12,398,238
7.00%, 10/15/28(6)		4,042	3,801,440
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(6)		8,082	7,122,141
6.75%, 10/15/27(6)		3,785	3,692,759
Level 3 Financing, Inc., 4.25%, 7/1/28(6)		16,265	12,910,588
Sprint Capital Corp., 6.875%, 11/15/28		25,675	27,501,825
Sprint, LLC:
7.125%, 6/15/24		7,445	7,612,602
7.625%, 2/15/25		14,960	15,547,943
7.625%, 3/1/26		6,584	6,972,071
7.875%, 9/15/23		10,119	10,280,631
T-Mobile USA, Inc.:
2.25%, 2/15/26		8,420	7,815,868
2.625%, 2/15/29		10,523	9,212,728
2.875%, 2/15/31		6,314	5,405,256
Viasat, Inc., 5.625%, 4/15/27(6)		4,544	4,244,028
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		5,464	$ 4,593,312
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	7,258	7,527,031
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		6,250	5,679,469
Ziggo B.V., 4.875%, 1/15/30(6)		5,296	4,620,045
			$ 213,253,777
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(6)		16,368	$ 12,459,813
			$ 12,459,813
Utility — 3.5%
Calpine Corp.:
4.50%, 2/15/28(6)		8,179	$ 7,559,197
5.00%, 2/1/31(6)		11,673	10,017,115
5.125%, 3/15/28(6)		11,510	10,435,663
5.25%, 6/1/26(6)		2,399	2,323,213
Drax Finco PLC, 6.625%, 11/1/25(6)		13,633	13,310,171
FirstEnergy Corp.:
2.65%, 3/1/30		4,218	3,609,343
Series B, 4.15%, 7/15/27		15,324	14,663,536
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(6)		8,263	7,282,784
NRG Energy, Inc.:
3.375%, 2/15/29(6)		6,548	5,421,461
3.625%, 2/15/31(6)		10,913	8,660,011
3.875%, 2/15/32(6)		8,645	6,741,955
5.25%, 6/15/29(6)		4,920	4,446,376
5.75%, 1/15/28(6)		8,150	7,819,843
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)		10,699	9,830,188
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(6)		8,331	7,259,310
TerraForm Power Operating, LLC:
4.75%, 1/15/30(6)		5,000	4,505,637
5.00%, 1/31/28(6)		13,722	12,906,604
TransAlta Corp., 7.75%, 11/15/29		8,791	9,050,759
Vistra Operations Co., LLC:
4.375%, 5/1/29(6)		9,360	8,244,506
5.00%, 7/31/27(6)		9,285	8,751,020
			$ 162,838,692
Total Corporate Bonds (identified cost $4,513,824,836)			$4,126,695,883

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	898,591	$ 24,441,675
Total Preferred Stocks (identified cost $25,216,936)		$ 24,441,675

Senior Floating-Rate Loans — 3.2%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.7%
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$20,709	$ 21,636,341
SkyMiles IP, Ltd., Term Loan, 8.558%, (3 mo. USD LIBOR + 3.75%), 10/20/27	9,500	9,839,758
		$ 31,476,099
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(15)	$9,100	$ 9,100,000
Spectacle Gary Holdings, LLC, Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 11/19/28	17,374	17,042,690
		$ 26,142,690
Healthcare — 0.4%
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$7,537	$ 7,538,360
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	13,018	9,487,068
		$ 17,025,428
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$10,281	$ 10,238,924
		$ 10,238,924
Services — 0.6%
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$15,422	$ 12,252,776
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 8.75%), 6.23% cash, 7.25% PIK, 2/28/25	17,995	18,512,328
		$ 30,765,104
Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail — 0.6%
Michaels Companies, Inc., Term Loan, 4/15/28(16)	$3,792	$ 3,482,392
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	23,717	23,586,388
		$ 27,068,780
Technology — 0.1%
Ciena Corporation, Term Loan, 1/18/30(16)	$2,830	$ 2,833,538
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	8,612	3,789,340
		$ 6,622,878
Total Senior Floating-Rate Loans (identified cost $157,972,694)		$ 149,339,903

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(1)(2)	11,599,560	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 17,021,892
		$ 17,021,892
Services — 0.0%(4)
Hertz Corp., Escrow Certificates(6)	$3,679,000	$ 312,715
		$ 312,715
Total Miscellaneous (identified cost $0)		$ 17,334,607

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(17)	223,566,823	$ 223,566,823
Total Short-Term Investments (identified cost $223,566,823)		$ 223,566,823
Total Investments — 98.8% (identified cost $4,967,917,087)		$4,591,807,289
Other Assets, Less Liabilities — 1.2%		$ 56,105,128
Net Assets — 100.0%		$4,647,912,417
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Amount is less than 0.05%.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $3,309,545,198 or 71.2% of the Fund's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $65,112,295 or 1.4% of the Fund's net assets.
(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(11)	When-issued security.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Fixed-rate loan.
(16)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,586,788	EUR	2,362,047	Bank of America, N.A.	4/28/23	$ 5,414	$ —
USD	2,542,547	EUR	2,329,353	Bank of America, N.A.	4/28/23	—	(3,097)
USD	23,464,214	EUR	21,493,987	Citibank, N.A.	4/28/23	—	(25,587)
USD	30,126,351	EUR	27,592,678	Citibank, N.A.	4/28/23	—	(28,432)
USD	1,366,943	EUR	1,251,646	State Street Bank and Trust Company	4/28/23	—	(924)
USD	7,572,841	GBP	6,115,482	State Street Bank and Trust Company	4/28/23	19,611	—
						$25,025	$(58,040)

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2023, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 8,327,765
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	89,964
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$1,580,251	$8,417,729
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$17,021,892
Total Miscellaneous			$0	$17,021,892
Total Restricted Securities			$1,580,251	$25,439,621
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $223,566,823, which represents 4.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$199,716,515	$520,881,052	$(497,030,744)	$ —	$ —	$223,566,823	$1,433,437	223,566,823
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,267,257	$ 79,377	$ 8,417,729	$ 17,764,363
Convertible Bonds	—	15,137,824	—	15,137,824
Convertible Preferred Stocks	17,462,452	63,759	—	17,526,211
Corporate Bonds	—	4,126,695,883	—	4,126,695,883
Preferred Stocks	24,441,675	—	—	24,441,675
Senior Floating-Rate Loans	—	149,339,903	—	149,339,903
Miscellaneous	—	312,715	17,021,892	17,334,607
Short-Term Investments	223,566,823	—	—	223,566,823
Total Investments	$274,738,207	$4,291,629,461	$25,439,621	$4,591,807,289
Forward Foreign Currency Exchange Contracts	$ —	$ 25,025	$ —	$ 25,025
Total	$274,738,207	$4,291,654,486	$25,439,621	$4,591,832,314
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (58,040)	$ —	$ (58,040)
Total	$ —	$ (58,040)	$ —	$ (58,040)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$8,417,729	$0	$124,162,643	$132,580,372
Realized gains (losses)	(7,228,624)	(2,928,000)	135,098,049	124,941,425
Change in net unrealized appreciation (depreciation)	7,228,624	2,928,000	(104,993,493)	(94,836,869)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(137,245,307)	(137,245,307)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2023	$ 8,417,729	$ —	$ 17,021,892	$ 25,439,621
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ —	$ —	$ (14,393,926)	$ (14,393,926)

Eaton Vance
Income Fund of Boston
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 8,327,765	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	89,964	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Miscellaneous	17,021,892	Market approach	Liquidity discount	15%	Decrease
Included in common stocks and miscellaneous are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.